Summary of Significant Accounting Policies (Details) - Additional information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Mar. 31, 2019 shares	Dec. 18, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,769,573	118,843	11,769,573	118,843	189,269
Number of securities called by warrants or rights	5,750,000		5,750,000
IPO [Member]
Number of securities called by warrants or rights	5,750,000		5,750,000
Immunovant Sciences Ltd [Member]
Shares exchange ratio	0.48906624		0.48906624			0.48906624
Warrant [Member]
Initial public offering terms and conditions of unit			one share of common stock and a warrant to purchase one half of one share of common stock
Warrant [Member] | IPO [Member]
Number of securities called by warrants or rights	5,750,000		5,750,000